Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000005427 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000005427 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005427 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005427 | Apple
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005427 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005427 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005427 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005427 | Becton Dickinson & Company
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005427 | NiSource
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005427 | CenterPoint Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005427 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000005427 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000005427 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005428 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000005428 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005428 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005428 | Apple
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005428 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005428 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005428 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005428 | Becton Dickinson & Company
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005428 | NiSource
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005428 | CenterPoint Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005428 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000005428 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000005428 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166317 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000166317 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166317 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166317 | Apple
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166317 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166317 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166317 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000166317 | Becton Dickinson & Company
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166317 | NiSource
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166317 | CenterPoint Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166317 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000166317 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000166317 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.30%